CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 3,999,200	$ 547,883	¥ 2,106,639
Term deposits	320,100	43,852	1,586,469
Short-term investments	538,816	73,817	1,769,822
Restricted cash	900	123	0
Trade receivables	420,636	57,627	664,615
Amounts due from related parties	41,588	5,698	18,319
Prepayments and other current assets	163,446	22,392	232,016
Total current assets	5,484,634	751,392	6,377,880
Non-current assets:
Property and equipment, net	8,490	1,163	10,849
Intangible assets, net	54,534	7,471	122,645
Goodwill	126,300	17,309	191,077
Long-term investments, net	51,176	7,011	44,621
Right-of-use assets	7,151	980	40,211
Other non-current assets	623	85	7,989
Total non-current assets	248,318	34,019	417,392
Total assets	5,732,952	785,411	6,795,272
Current liabilities (including amounts of the consolidated VIEs and their subsidiaries without recourse to the primary beneficiaries of RMB568,411 and RMB448,836 as of December 31, 2023 and 2024, respectively)
Accounts payable and accrued liabilities	835,688	114,489	1,038,531
Salary and welfare payables	275,260	37,710	342,125
Taxes payable	22,081	3,025	21,394
Contract liabilities	235,539	32,269	303,574
Short-term lease liabilities	17,308	2,371	42,089
Total current liabilities	1,524,656	208,877	1,945,488
Non-current liabilities (including amounts of the consolidated VIEs and their subsidiaries without recourse to the primary beneficiaries of RMB109,290 and RMB8,637 as of December 31, 2023 and 2024, respectively)
Long-term lease liabilities	1,823	250	3,642
Deferred tax liabilities	6,830	936	22,574
Other non-current liabilities	3,957	541	121,958
Total non-current liabilities	12,610	1,727	148,174
Total liabilities	1,537,266	210,604	2,093,662
Shareholders' equity:
Treasury stock	(112,057)	(15,352)	(161,637)
Additional paid-in capital	13,113,010	1,796,476	13,487,371
Statutory reserves	435	60	2,680
Accumulated other comprehensive (loss)/income	12,383	1,696	(20,551)
Accumulated deficit	(8,877,851)	(1,216,261)	(8,708,294)
Total Zhihu Inc.'s shareholders' equity	4,136,123	566,647	4,599,810
Noncontrolling interests	59,563	8,160	101,800
Total shareholders' equity	4,195,686	574,807	4,701,610
Total liabilities and shareholders' equity	5,732,952	785,411	6,795,272
Related Party
Current liabilities (including amounts of the consolidated VIEs and their subsidiaries without recourse to the primary beneficiaries of RMB568,411 and RMB448,836 as of December 31, 2023 and 2024, respectively)
Other current liabilities	6,825	935	26,032
Nonrelated Party
Current liabilities (including amounts of the consolidated VIEs and their subsidiaries without recourse to the primary beneficiaries of RMB568,411 and RMB448,836 as of December 31, 2023 and 2024, respectively)
Other current liabilities	131,955	18,078	171,743
Class A Ordinary shares
Shareholders' equity:
Ordinary shares	191	26	227
Class B Ordinary shares
Shareholders' equity:
Ordinary shares	¥ 12	$ 2	¥ 14